Income Taxes (Details) - Schedule of effective income tax rate	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of effective income tax rate [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
State statutory rate	5.60%	5.60%	5.60%
Valuation allowance	(26.60%)	(26.60%)	(26.60%)
Effective tax rate	0.00%	0.00%	0.00%